Share-Based Compensation - Schedule of Assumptions Used to Value Share Options Granted to Employees and Non-Employees (Details) - 2010 and 2021 Plan - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of ordinary shares (US$)	$ 0.64
Risk-free interest rate (%)	3.70%
Risk-free interest rate (%), minimum		1.72%	0.93%
Risk-free interest rate (%), maximum		2.00%	1.57%
Expected volatility (%)	79.20%
Expected volatility (%), minimum		51.10%	47.20%
Expected volatility (%), maximum		51.20%	48.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected exercise multiple	2.8
Expected exercise multiple, minimum		2.2	2.2
Expected exercise multiple, maximum		2.8	2.8
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of ordinary shares (US$)		$ 0.4	$ 2.14
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of ordinary shares (US$)		$ 0.72	$ 3.13